Derivative Instruments (Details) - Schedule of fair value of the warrant liabilities - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Schedule Of Fair Value Of The Warrant Liabilities Abstract
Warrant liabilities at beginning balance		$ 67,290
Change in fair value	$ 3,015	(13,004)
Less fair value of warrants exercised	(85,878)	(1,556)
Warrant liabilities at ending balance	$ 67,290	$ 52,730